The Company (Details)	12 Months Ended
Dec. 31, 2015 energy_system
Schedule of Energy Operations [Line Items]
Number Of Energy Systems Installed	92
Minimum
Schedule of Energy Operations [Line Items]
Length of long-term energy sales agreements	10
Maximum
Schedule of Energy Operations [Line Items]
Length of long-term energy sales agreements	15